Segment information - Non-current assets by location (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Non-current assets	€ 88,627	€ 76,107	€ 68,044
Belgium
Disclosure of geographical areas [line items]
Non-current assets	47,000	37,000	30,000
France
Disclosure of geographical areas [line items]
Non-current assets	34,000	31,000	29,000
Croatia
Disclosure of geographical areas [line items]
Non-current assets	4,000	4,000	5,000
The Netherlands
Disclosure of geographical areas [line items]
Non-current assets	€ 4,000	€ 4,000	€ 4,000